Fair Value Measurements (Reconciliation of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 83,901		¥ 61,193		¥ 37,879
Gains or losses (realized/ unrealized), included in earnings		14,304	[1]	8,197	[1]	4,443	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income		1,765	[3]	(1,641)	[3]	578	[2]
Gains or losses (realized/ unrealized), total		16,069		6,556		5,021
Purchases	[4]	2,001		31,725		37,871
Sales		(4,718)		(10,108)		(1,080)
Settlements	[5]	(5,518)		(5,465)		(18,498)
Transfers in and/or out of Level 3 (net)		(325)		0		0
Ending Balance		91,410		83,901		61,193
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		14,042	[1]	8,033	[1]	4,192	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	1,769
Investment funds | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		83,901		61,193		37,879
Gains or losses (realized/ unrealized), included in earnings		14,304	[1]	8,197	[1]	4,443	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income		1,765	[3]	(1,641)	[3]	578	[2]
Gains or losses (realized/ unrealized), total		16,069		6,556		5,021
Purchases	[4]	2,001		31,725		37,871
Sales		(4,718)		(10,108)		(1,080)
Settlements	[5]	(5,518)		(5,465)		(18,498)
Transfers in and/or out of Level 3 (net)		(325)		0		0
Ending Balance		91,410		83,901		61,193
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		14,042	[1]	8,033	[1]	4,192	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	1,769
Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		18,206		12,449		15,008
Gains or losses (realized/ unrealized), included in earnings		(14,201)	[1]	2,937	[1]	(5,483)	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income		0	[3]	0	[3]	0	[2]
Gains or losses (realized/ unrealized), total		(14,201)		2,937		(5,483)
Purchases	[4]	2,713		3,053		3,572
Sales		0		0		0
Settlements	[5]	(421)		(233)		(648)
Transfers in and/or out of Level 3 (net)		0		0		0
Ending Balance		6,297		18,206		12,449
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(14,201)	[1]	2,937	[1]	(5,483)	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	0
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		300,739		360,198		444,010	[7]
Gains or losses (realized/ unrealized), included in earnings	[7]	(42,066)	[1]	4,802	[1]	7,874
Gains or losses (realized/ unrealized), included in other comprehensive income	[7]	(1,248)	[3]	1,215	[3]	321
Gains or losses (realized/ unrealized), total		(43,314)		6,017		8,195	[7]
Purchases	[7]	0	[4]	0	[4]	0
Sales		0		0		0	[7]
Settlements	[7]	(77,631)	[5]	(53,442)	[5]	(75,617)
Transfers in and/or out of Level 3 (net)		0		0		0	[7]
Ending Balance		266,422		300,739		360,198	[7]
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[1],[7]	(42,066)		4,802
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[7]	(1,248)	[3]			7,874
Reinsurance Recoverable | Other assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		18,206		12,449		15,008	[8]
Gains or losses (realized/ unrealized), included in earnings	[8]	(14,201)	[1]	2,937	[1]	(5,483)	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income	[8]	0	[3]	0	[3]	0	[2]
Gains or losses (realized/ unrealized), total		(14,201)		2,937		(5,483)	[8]
Purchases	[4],[8]	2,713		3,053		3,572
Sales		0		0		0	[8]
Settlements	[5],[8]	(421)		(233)		(648)
Transfers in and/or out of Level 3 (net)		0		0		0	[8]
Ending Balance		6,297		18,206		12,449	[8]
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[8]	(14,201)	[1]	2,937	[1]	(5,483)	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3],[8]	0
Insurance Contract, Rights and Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		300,739		360,198		444,010
Gains or losses (realized/ unrealized), included in earnings		(42,066)	[1]	4,802	[1]	7,874	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income		(1,248)	[3]	1,215	[3]	321	[2]
Gains or losses (realized/ unrealized), total		(43,314)		6,017		8,195
Purchases	[4]	0		0		0
Sales		0		0		0
Settlements	[5]	(77,631)		(53,442)		(75,617)
Transfers in and/or out of Level 3 (net)		0		0		0
Ending Balance		266,422		300,739		360,198
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(42,066)	[1]	4,802	[1]	7,874	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	(1,248)
Derivative Financial Instruments, Assets and Liabilities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		19,230		5,272		2,291
Gains or losses (realized/ unrealized), included in earnings		(5,474)	[1]	10,402	[1]	2,981	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income		34	[3]	(192)	[3]	0	[2]
Gains or losses (realized/ unrealized), total		(5,440)		10,210		2,981
Purchases	[4]	0		3,748		0
Sales		0		0		0
Settlements	[5]	0		0		0
Transfers in and/or out of Level 3 (net)		0		0		0
Ending Balance		13,790		19,230		5,272
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(5,474)	[1]	10,402	[1]	2,981	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	34
Derivative Financial Instruments, Assets and Liabilities | Options held/written and other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		19,230		5,272		2,291
Gains or losses (realized/ unrealized), included in earnings		(5,474)	[1]	10,402	[1]	2,981	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income		34	[3]	(192)	[3]	0	[2]
Gains or losses (realized/ unrealized), total		(5,440)		10,210		2,981
Purchases	[4]	0		3,748		0
Sales		0		0		0
Settlements	[5]	0		0		0
Transfers in and/or out of Level 3 (net)		0		0		0
Ending Balance		13,790		19,230		5,272
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(5,474)	[1]	10,402	[1]	2,981	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	34
Available-for-sale Debt Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		88,353		100,447		120,917
Gains or losses (realized/ unrealized), included in earnings		(1,065)	[1]	1,291	[1]	1,912	[6]
Gains or losses (realized/ unrealized), included in other comprehensive income		14,870	[3]	(13,721)	[3]	2,020	[2]
Gains or losses (realized/ unrealized), total		13,805		(12,430)		3,932
Purchases	[4]	51,270		41,270		44,163
Sales		(12,890)		(3,925)		23,241
Settlements	[5]	(5,187)		(34,018)		27,221
Transfers in and/or out of Level 3 (net)		(1,894)		(2,991)		18,103
Ending Balance		133,457		88,353		100,447
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(1,228)	[1]	131	[1]	268	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	14,729
Available-for-sale Debt Securities | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		3,994		7,158		3,037
Gains or losses (realized/ unrealized), included in earnings		0	[1]	0	[1]	0	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income		1	[3]	(8)	[3]	4	[2]
Gains or losses (realized/ unrealized), total		1		(8)		4
Purchases	[4]	0		900		3,100
Sales		0		0		0
Settlements	[5]	(974)		(1,065)		(981)
Transfers in and/or out of Level 3 (net)		(2,000)		(2,991)		1,998
Ending Balance		1,021		3,994		7,158
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		0	[1]	0	[1]	0	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	1
Available-for-sale Debt Securities | CMBS and RMBS in the Americas
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance						36,010
Gains or losses (realized/ unrealized), included in earnings	[2]					1,034
Gains or losses (realized/ unrealized), included in other comprehensive income	[2]					546
Gains or losses (realized/ unrealized), total						1,580
Purchases	[4]					1,304
Sales						(6,711)
Settlements	[5]					(8,777)
Transfers in and/or out of Level 3 (net)						(23,406)
Ending Balance						0
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period	[6]					0
Available-for-sale Debt Securities | Other asset-backed securities and debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		81,527		90,401		81,870
Gains or losses (realized/ unrealized), included in earnings		(950)	[1]	1,291	[1]	1,431	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income		14,825	[3]	(13,657)	[3]	1,334	[2]
Gains or losses (realized/ unrealized), total		13,875		(12,366)		2,765
Purchases	[4]	51,270		40,370		39,759
Sales		(12,890)		(3,925)		(16,530)
Settlements	[5]	(4,213)		(32,953)		(17,463)
Transfers in and/or out of Level 3 (net)		106		0		0
Ending Balance		129,675		81,527		90,401
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(1,113)	[1]	131	[1]	268	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	14,684
Available-for-sale Debt Securities | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		2,832		2,888		0
Gains or losses (realized/ unrealized), included in earnings		(115)	[1]	0	[1]	(553)	[2]
Gains or losses (realized/ unrealized), included in other comprehensive income		44	[3]	(56)	[3]	136	[2]
Gains or losses (realized/ unrealized), total		(71)		(56)		(417)
Purchases	[4]	0		0		0
Sales		0		0		0
Settlements	[5]	0		0		0
Transfers in and/or out of Level 3 (net)		0		0		3,305
Ending Balance		2,761		2,832		2,888
Change in unrealized gains or losses included in earnings for assets and liabilities still held at the end of period		(115)	[1]	¥ 0	[1]	¥ 0	[6]
Change in unrealized gains or losses included in other comprehensive income for assets and liabilities still held at the end of period	[3]	¥ 44

[1]	Principally, gains and losses from available-for-sale debt securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; equity securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale debt securities, amortization of interest recognized in finance revenues is included in these columns.
[2]	Unrealized gains and losses from available-for-sale securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments.” Additionally, unrealized gains and losses from other securities are included mainly in “Net change of foreign currency translation adjustments.”
[3]	Unrealized gains and losses from available-for-sale debt securities are included in “Net change of unrealized gains (losses) on investment in securities” and “Net change of foreign currency translation adjustments”, unrealized gains and losses from equity securities and derivative assets and liabilities (net) are included mainly in “Net change of foreign currency translation adjustments”, unrealized gains and losses from policy liabilities and policy account balances are included in “Net change of debt valuation adjustments.”
[4]	Increases resulting from an acquisition of a subsidiary and insurance contracts ceded to reinsurance companies are included.
[5]	Decreases resulting from the receipts of reimbursements for benefits, and decreases resulting from insurance payouts to variable annuity and variable life policyholders due to death, surrender and maturity of the investment period are included.
[6]	Principally, gains and losses from available-for-sale securities are included in “Gains on investment securities and dividends”, “Write-downs of securities” or “Life insurance premiums and related investment income”; other securities are included in “Gains on investment securities and dividends” and derivative assets and liabilities (net) are included in “Other (income) and expense” respectively. Additionally, for available-for-sale securities, amortization of interest recognized in finance revenues is included in these columns.
[7]	“Included in earnings” in the above table is recorded in “Life insurance costs” and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.
[8]	“Included in earnings” in the above table includes changes in the fair value of reinsurance contracts recorded in “Life insurance costs” and reinsurance premiums, net of reinsurance benefits received, recorded in “Life insurance premiums and related investment income.”